Prospectus Supplement

March 5, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 5, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2020, as amended May 11, 2020

Asia Opportunity Portfolio Developing Opportunity Portfolio Global Opportunity Portfolio International Opportunity Portfolio (the "Funds")

Morgan Stanley Investment Management Inc. (the "Adviser") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company (the "Sub-Adviser") with respect to the Funds; accordingly, references in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision. The Prospectus is hereby amended as follows:

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—Asia Opportunity Portfolio—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Company.

The section of the Prospectus entitled "Fund Summary—Asia Opportunity Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Opportunity team. Information about the members primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Kristian Heugh	Managing Director of the Sub-Adviser	Since inception
Anil Agarwal	Managing Director of the Sub-Adviser	April 2020

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—Developing Opportunity Portfolio—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Company.

The section of the Prospectus entitled "Fund Summary—Developing Opportunity Portfolio—Fund Management—Portfolio Manager" is hereby deleted and replaced with the following:

Portfolio Manager. The Fund is managed by members of the Global Opportunity team. Information about the member primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Kristian Heugh	Managing Director of the Sub-Adviser	Since inception

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—Global Opportunity Portfolio—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Company.

The section of the Prospectus entitled "Fund Summary—Global Opportunity Portfolio—Fund Management—Portfolio Manager" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Opportunity team. Information about the member primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund*
Kristian Heugh	Managing Director of the Sub-Adviser	Since inception

*  Mr. Heugh served as portfolio manager of the Predecessor Fund since it commenced operations in 2008.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—International Opportunity Portfolio—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Company.

The section of the Prospectus entitled "Fund Summary—International Opportunity Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Opportunity team. Information about the member primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Kristian Heugh	Managing Director of the Sub-Adviser	Since inception

The following is hereby added as the second subsection of the section of the Prospectus entitled "Fund Management":

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (Asia Opportunity, Developing Opportunity, Global Opportunity and International Opportunity Portfolios). The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Funds with investment advisory services subject to the overall supervision of the Adviser and the Company's officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Funds.

Please retain this supplement for future reference.

  IFIPROSPT

Prospectus Supplement

March 5, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 5, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2020

Counterpoint Global Portfolio (the "Fund")

Morgan Stanley Investment Management Inc. (the "Adviser") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company (the "Sub-Adviser") with respect to the Fund; accordingly, references in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision. The Prospectus is hereby amended as follows:

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—Counterpoint Global Portfolio—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Company.

The section of the Prospectus entitled "Fund Summary—Counterpoint Global Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Counterpoint Global team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director of the Adviser	Since inception
Kristian Heugh	Managing Director of the Sub-Adviser	Since inception

The following is hereby added as the second subsection of the section of the Prospectus entitled "Fund Management":

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (with respect to Counterpoint Global Portfolio). The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company's officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Please retain this supplement for future reference.

  IFICGPROSPT

Prospectus Supplement

March 5, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 5, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2020

International Advantage Portfolio (the "Fund")

Morgan Stanley Investment Management Inc. (the "Adviser") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company (the "Sub-Adviser") with respect to the Fund; accordingly, references in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision. The Prospectus is hereby amended as follows:

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—International Advantage Portfolio—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Company.

The section of the Prospectus entitled "Fund Summary—International Advantage Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Opportunity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/ Sub-Adviser or Affiliate	Date Began Managing Fund
Kristian Heugh	Managing Director of the Sub-Adviser	Since inception
Wendy Wang	Managing Director of Morgan Stanley Asia Limited	October 2018

The following is hereby added as the second subsection of the section of the Prospectus entitled "Fund Management":

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (with respect to International Advantage Portfolio). The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company's officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Please retain this supplement for future reference.

  IFIIADVPROSPT

Statement of Additional Information Supplement

March 5, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 5, 2021 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Asia Opportunity Portfolio Counterpoint Global Portfolio Developing Opportunity Portfolio Global Opportunity Portfolio International Advantage Portfolio International Opportunity Portfolio (the "Funds")

Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company with respect to the Funds. Accordingly, the Statement of Additional Information is hereby amended as follows:

The first paragraph of the section of the Statement of Additional Information entitled "Investment Policies and Strategies" is hereby deleted and replaced with the following:

This SAI provides additional information about the investment policies and operations of the Company and its Funds. Morgan Stanley Investment Management Inc. (the "Adviser") acts as investment adviser to each Fund. Under the supervision of the Adviser, Morgan Stanley Investment Management Limited ("MSIM Limited") acts as investment sub-adviser to the Emerging Markets Fixed Income Opportunities, Global Franchise, Global Real Estate, Global Sustain, International Equity, International Real Estate and Real Assets Portfolios; Morgan Stanley Investment Management Company ("MSIM Company") acts as investment sub-adviser to the China Equity, Asia Opportunity, Counterpoint Global, Developing Opportunity, Emerging Markets Fixed Income Opportunities, Emerging Markets Leaders, Emerging Markets, Global Opportunity, Global Real Estate, International Advantage, International Opportunity and International Real Estate Portfolios (MSIM Limited and MSIM Company are each referred to herein individually as the "Sub-Adviser" and together as the "Sub-Advisers"). References to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under its supervision.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Sub-Advisers" is hereby deleted and replaced with the following:

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England (with respect to the Emerging Markets Fixed Income Opportunities, Global Franchise, Global Real Estate, Global Sustain, International Equity, International Real Estate and Real Assets Portfolios) and Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (with respect to the China Equity, Asia Opportunity, Counterpoint Global, Developing Opportunity, Emerging Markets Fixed Income Opportunities, Emerging Markets Leaders, Emerging Markets, Global Opportunity, Global Real Estate, International Advantage, International Opportunity and International Real Estate Portfolios ). The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the relevant Funds with investment advisory services subject to the overall supervision of the Adviser and the Company's officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Funds.

Please retain this supplement for future reference.